EMPLOYEE EQUITY INCENTIVE PLAN (Weighted Average Fair Value of Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Weighted average grant-date fair value, Granted		$ 0.10	$ 0.06
Total intrinsic value of options exercised	$ 212,849	$ 377,622	$ 617,438